STOCK-BASED COMPENSATION AND OTHER BENEFIT PLANS - Summary of Stock-based Compensation Expense by Type of Award (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023
Stock-based compensation expense
Total stock-based compensation expense	$ 19,029	$ 12,188	$ 25,348
Total equity-settled awards
Stock-based compensation expense
Total stock-based compensation expense	19,029	12,167	25,246
Restricted stock units and restricted stock awards
Stock-based compensation expense
Total stock-based compensation expense	19,029	12,777	21,759
Stock bonus program and bonus share program
Stock-based compensation expense
Total stock-based compensation expense	0	(610)	3,487
Phantom stock units (cash-settled awards)
Stock-based compensation expense
Total stock-based compensation expense	$ 0	$ 21	$ 102